Related Party Balances and Transactions - Long-term borrowings and interest payable (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Huang River Investment Limited
Related Party Transaction [Line Items]
Long-term borrowings	¥ 531,507